Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions							12 Months Ended
	Sep. 05, 2018 MXN ($)	Sep. 05, 2018 USD ($)	Apr. 06, 2018 MXN ($)	Apr. 06, 2018 USD ($)	Apr. 11, 2011 MXN ($)	Apr. 11, 2011 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2014 MXN ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Disclosure of Income Taxes [Line Items]
pre-tax income							$ 55,350
Deferred income tax liabilities							$ 3,333					$ 984
Applicable income tax rate							30.00%	30.00%	30.00%
Prior year tax loss carryforwards value										$ 10,755	$ 547
Increase in tax to be paid					$ 550	$ 28
Income tax return 2012 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed			$ 747	$ 38
Income tax return 2011 [member]
Disclosure of Income Taxes [Line Items]
Income tax penalty imposed	$ 511	$ 26
United States [member]
Disclosure of Income Taxes [Line Items]
Deferred income tax liabilities													$ 700
Applicable income tax rate							21.00%	35.00%	35.00%
Tax Cuts and Jobs Act of 2017, Change in Tax Rate, Increase (decrease) in net deferred tax assets								$ (124)